May 26, 2017
Mid Cap Growth Fund
Mid Cap Growth Fund

VALIC COMPANY II

Mid Cap Growth Fund

(the “Fund”)

Supplement dated May 26, 2017 to the Fund’s

Prospectus dated January 1, 2017, as supplemented and amended to date

At an in-person meeting held on April 25, 2017, the Board of Trustees (the “Board”) of VALIC Company II (“VC II”), including a majority of those Trustees who are not interested persons of VC II, as defined in the Investment Company Act of 1940, as amended, approved a replacement of the subadviser of the Fund from Wells Capital Management Incorporated (“WellsCap”) to Wellington Management Company LLP (“Wellington Management”). In connection with such replacement, the Board approved a new Investment Sub-Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”) and Wellington Management (the “Sub-Advisory Agreement”), on behalf of the Fund, and approved certain changes to the Fund’s principal investment strategies and principal risks. In addition, Fund management determined to change the Fund’s benchmark index from the Russell Midcap® Growth Index to the S&P MidCap 400® Index. These changes are expected to become effective on or about June 6, 2017 (the “Effective Date”).

The Board has authority, pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission, to enter into subadvisory agreements without a shareholder vote under certain conditions. Shareholders of record on May 31, 2017 will receive a notice explaining how to access an information statement that contains additional information about the Sub-Advisory Agreement. Shareholders should review carefully the specific changes to the Prospectus detailed below, which reflect the changes to the Fund’s principal investment strategies noted above. The following changes will take place on the Effective Date:

The section entitled “Fund Summary: Mid Cap Growth Fund – Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of net assets in the equity securities and equity related instruments of mid-cap companies. Generally, mid-cap companies will include companies whose market capitalizations, at the time of purchase, range from the market capitalization of the smallest company included in the Russell Midcap® Index to the market capitalization of the largest company in the Russell Midcap® Index during the most recent 12-month period. As of November 30, 2016, the market capitalization range of the companies in the Russell Midcap® Index was approximately $204 million to $49.2 billion.

The Fund favors companies that the subadviser believes are high-quality. The key characteristics of high-quality companies include a leadership position within an industry, a strong balance sheet, a high return on equity, and/or a strong management team. Based on market or economic conditions, the subadviser may, through its stock selection process, focus in one or more sectors of the market. The subadviser uses a “bottom-up” investment strategy, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company would involve the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value. As part of its fundamental analysis, the subadviser may consider the research provided by its Global Industry Analysts (GIAs), who provide in-depth company analysis by sector coverage, in addition to other resources and tools.

Up to 20% of the Fund’s net assets may be invested in other domestic equity securities, including equity securities of small-cap companies. The Fund, from time to time, may have significant investments in one or more particular sectors.

The Fund may invest up to 25% of its net assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. The Fund does not consider American Depositary Receipts or Canadian securities to be foreign securities.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.

Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.

In the section entitled “Fund Summary: Mid Cap Growth Fund – Principal Risks of Investing in the Fund,” the risk factors Convertible Securities Risk, Preferred Stock Risk and Special Situations Risk are deleted in their entirety.

In the section entitled “Fund Summary: Mid Cap Growth Fund – Performance Information,” the first and second paragraphs are deleted in their entirety and replaced with the following:

Effective June 6, 2017, in connection with a change in its principal investment strategies, the Fund changed its benchmark from the Russell Midcap® Growth Index to the S&P MidCap 400® Index. The S&P MidCap 400® Index is more representative of the distinctive characteristics of the mid-cap market segment in which the Fund invests pursuant to its stated investment strategies.

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the indices noted above. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

Wellington Management Company LLP (“Wellington Management”) assumed subadvisory duties on June 6, 2017. From December 9, 2013 to June 5, 2017, Wells Capital Management Incorporated was the Fund’s subadviser. From December 1, 2010 to December 6, 2013, Columbia Management Investment Advisors, LLC was the Fund’s subadviser. From September 29, 2000 to November 30, 2010, Invesco Advisors, Inc. (and its affiliated entities) was the Fund’s subadviser.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.